Via Edgar

January 11, 2006

Securities and Exchange Commission
Branch of Filings and Reports
450 Fifth Street N.W.
Washington, DC 20549

RE:	The Valspar Corporation
Annual Report on Form 10-K for the Year Ended October 28, 2005

Ladies and Gentlemen:

Pursuant to General Instruction D to Form 10-K and Section 232.101(a)(1)(iii) of Regulation S-T, transmitted herewith for filing is the Annual Report on Form 10-K of The Valspar Corporation for the year ended October 28, 2005, including exhibits.

Pursuant to General Instruction D(3) to Form 10-K, the registrant hereby confirms that the financial statements incorporated by reference into Form 10-K do not reflect a change from the preceding year in any accounting principles or practices, or in the method of applying such principles or practices.

Please call the undersigned at 612/375-7845 with any comments or questions.

Very truly yours,

THE VALSPAR CORPORATION

/s/ Linda S. Colman

Linda S. Colman
Assistant Corporate Secretary

cc:	New York Stock Exchange
Martin Rosenbaum, Esq.